Gain/ (Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Calculation of Basic and Diluted Number of Weighted Average Outstanding Shares
The following table shows the calculation of both the basic and diluted number of weighted average outstanding shares for the years ended December 31, 2020, 2021 and 2022:

	December 31, 2020	December 31, 2021	December 31, 2022
Basic and diluted loss available to common stockholders of Navigator Holdings Ltd (in thousands)	(443)	(30,964)	53,473

Basic weighted average number of shares	55,885,376	64,669,567	77,234,830
Effect of dilutive potential share options*:	—	—	323,664

Diluted weighted average number of shares	55,885,376	64,669,567	77,558,494